FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The following table sets forth, by level within the fair value hierarchy, the Plan’s investments that were accounted for at fair value on a recurring basis as of December 31, 2025 and December 31, 2024. The Plan’s investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Recurring Fair Value Measures:	At Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments:
National Fuel Gas Company ESOP Fund	$—	$98,455,571	$—	$98,455,571
Mutual Funds	375,573,232	—	—	375,573,232
	$375,573,232	$98,455,571	$—	$474,028,803
Common/Collective Trust Fund, at net asset value				13,803,755	(1)
Total Investments				$487,832,558

Recurring Fair Value Measures:	At Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments:
National Fuel Gas Company ESOP Fund	$—	$83,549,187	$—	$83,549,187
Mutual Funds	333,289,898	—	—	333,289,898
	$333,289,898	$83,549,187	$—	$416,839,085
Common/Collective Trust Fund, at net asset value				18,308,394	(1)
Total Investments				$435,147,479
(1)In accordance with the FASB authoritative guidance regarding fair value measurement, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.